Related party disclosures - Additional Information (Detail) - shares shares in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Key Management Personnel And Board Of Directors [Member] | Service Options [Member]
Disclosure of transactions between related parties [line items]
Related party transaction options granted	175,000	175,000